Share Repurchase Program (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Summary of Annual Stock Repurchased
The table below summarizes annual share repurchase activity under these plans (in millions, except per share amounts):

			Total cost of shares
			purchased as part of
	Total number of	Average price	publicly announced
Year ended	shares purchased	paid per share	plans or programs
December 31, 2015	4.5	$66.10	$300.4
December 31, 2014	8.7	$54.89	$475.5
December 31, 2013	10.7	$44.58	$475.9
December 31, 2012 *	14.0	$32.24	$451.4
December 31, 2011	15.0	$26.61	$399.2
December 31, 2010	1.4	$22.97	$32.2
* Includes the repurchase of 5.7 million shares from WPM, L.P. for $200.0 million, or $35.03 per share, in December 2012.